Share-Based Compensation - Schedule of Assumptions Used in Black-Scholes Valuation Model (Details) - Employee Stock Options	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (years)		6 years
Risk free interest rate		3.09%
Risk free interest rate, minimum	1.59%
Risk free interest rate, maximum	2.62%
Expected volatility		30.85%
Expected volatility, minimum	32.33%
Expected volatility, maximum	33.69%
Dividend yield		1.84%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (years)	6 years
Dividend yield	1.36%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (years)	6 years 1 month 6 days
Dividend yield	1.54%